PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2020	$96,454	$8,010	$25,800	$6,416	$2,136	$138,816
Additions	182	864	1,117	1,059	7,189	10,411
Disposals	(205)	(250)	(291)	(480)	-	(1,226)
Reclassification of asset groups	5,579	325	2,221	-	(8,125)	-
Impact of foreign currency translation	8,141	711	2,227	542	142	11,763
Balance as at March 31, 2021	$110,151	$9,660	$31,074	$7,537	$1,342	$159,764
Additions	1,613	967	2,575	763	3,647	9,565
Disposals	(293)	(68)	(539)	(245)	-	(1,145)
Reclassification of asset groups	2,100	154	191	-	(2,445)	-
Impact of foreign currency translation	3,676	296	1,078	258	59	5,367
Ending balance as at March 31, 2022	$117,247	$11,009	$34,379	$8,313	$2,603	$173,551

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2020	$(43,987)	$(5,375)	$(18,168)	$(4,564)	$-	$(72,094)
Disposals	90	228	176	388	-	882
Depreciation and amortization	(3,921)	(630)	(1,629)	(496)	-	(6,676)
Impact of foreign currency translation	(3,752)	(469)	(1,550)	(376)	-	(6,147)
Balance as at March 31, 2021	$(51,570)	$(6,246)	$(21,171)	$(5,048)	$-	$(84,035)
Disposals	158	64	419	220	-	861
Depreciation and amortization	(4,422)	(867)	(2,172)	(649)	-	(8,110)
Impact of foreign currency translation	(1,750)	(183)	(741)	(175)	-	(2,849)
Ending balance as at March 31, 2022	$(57,584)	$(7,232)	$(23,665)	$(5,652)	$-	$(94,133)

Carrying amounts
Balance as at March 31, 2021	$58,581	$3,414	$9,903	$2,489	$1,342	$75,729
Ending balance as at March 31, 2022	$59,663	$3,777	$10,714	$2,661	$2,603	$79,418

Schedule of Composition of Carrying Amounts
Carrying amounts as at March 31, 2022	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$42,953	$2,965	$12,027	$1,718	$59,663
Office equipment	2,979	16	516	266	3,777
Machinery	8,225	155	2,276	58	10,714
Motor vehicles	2,127	20	323	191	2,661
Construction in progress	1,911	552	140	-	2,603
Total	$58,195	$3,708	$15,282	$2,233	$79,418

Carrying amounts as at March 31, 2021	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$41,177	$3,047	$12,369	$1,988	$58,581
Office equipment	2,647	20	448	299	3,414
Machinery	7,114	213	2,576	-	9,903
Motor vehicles	1,917	20	359	193	2,489
Construction in progress	796	533	13	-	1,342
Total	$53,651	$3,833	$15,765	$2,480	$75,729